Derivative Liabilities (Details Narrative) (CAD)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Derivative liabilities		29,637
Weighted average assumptions: Expected life		5 years
Weighted average assumptions: Volatility		138.96%
Weighted average assumptions: Expected dividend	0.00%	0.00%
Warrant [Member]
Derivative liabilities		29,637
Weighted average assumptions: Risk free interest rate	1.12%	99.00%
Weighted average assumptions: Expected life	10 months 24 days	1 year
Weighted average assumptions: Volatility	245.12%	226.00%
Weighted average assumptions: Expected dividend	0.00%	0.00%